Payments, Details - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions	Amount	[1]	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
Avgold Limited [Member] | #: 1
	R 18		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Target 1 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Avgold Limited [Member] | #: 2
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Target 1 [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Chemwes (Proprietary) Limited [Member] | #: 3
	0		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Mine Waste Solutions [Member]	Gold [Member]	Mining Operations [Member]	Open Pit	[2]
Chemwes (Proprietary) Limited [Member] | #: 4
	0		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Mine Waste Solutions [Member]	Gold [Member]	Mining Operations [Member]	Open Pit	[2]
Chemwes (Proprietary) Limited [Member] | #: 5
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Mine Waste Solutions [Member]	Gold [Member]	Mining Operations [Member]	Open Pit	[2]
Covalant Water Company (Proprietary) Limited [Member] | #: 6
	0		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Mponeng [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Covalant Water Company (Proprietary) Limited [Member] | #: 7
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Mponeng [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Freegold (Harmony) (Proprietary) Limited [Member] | #: 8
	226		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Freegold [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Freegold (Harmony) (Proprietary) Limited [Member] | #: 9
	170		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Freegold [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Freegold (Harmony) (Proprietary) Limited [Member] | #: 10
	3		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Freegold [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Golden Core Trade and Invest (Proprietary) Limited [Member] | #: 11
	1,144		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Golden Core [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Golden Core Trade and Invest (Proprietary) Limited [Member] | #: 12
	432		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Golden Core [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Golden Core Trade and Invest (Proprietary) Limited [Member] | #: 13
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Golden Core [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Gold Mining Company Limited [Member] | #: 14
	177		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Harmony [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Gold Mining Company Limited [Member] | #: 15
	91		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Harmony [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Gold Mining Company Limited [Member] | #: 16
	2		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Harmony [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | #: 17
	620		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Moab Khotsong [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | #: 18
	255		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Moab Khotsong [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | #: 19
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Moab Khotsong [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | #: 20
	0	[3]	Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Moab Khotsong [Member]	Uranium [Member]	Mining Operations [Member]	Underground Mining
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | #: 21
	1		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Moab Khotsong [Member]	Uranium [Member]	Mining Operations [Member]	Underground Mining
Kalahari Goldridge Mining Company Limited [Member] | #: 22
	48		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Kalgold [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
Kalahari Goldridge Mining Company Limited [Member] | #: 23
	38		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Kalgold [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
Randfontein Estates Limited [Member] | #: 24
	24		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Randfontein Estates [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Randfontein Estates Limited [Member] | #: 25
	158		Royalties	SOUTH AFRICA	South African Revenue Service [Member]	Randfontein Estates [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Randfontein Estates Limited [Member] | #: 26
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Randfontein Estates [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | #: 27
	183		Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Phoenix [Member]	Gold [Member]	Mining Operations [Member]	Open Pit	[2]
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | #: 28
	1		Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Phoenix [Member]	Gold [Member]	Mining Operations [Member]	Open Pit	[2]
Morobe Consolidated Goldfields Limited [Member] | #: 29
	7	[4]	Taxes	SOUTH AFRICA	South African Revenue Service [Member]	Phoenix [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
Morobe Consolidated Goldfields Limited [Member] | #: 30
	87	[4]	Royalties	PAPUA NEW GUINEA	Papua New Guinea Internal Revenue [Member]	Hidden Valley [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
Morobe Consolidated Goldfields Limited [Member] | #: 31
	71	[4]	Fees	PAPUA NEW GUINEA	Papua New Guinea Internal Revenue [Member]	Hidden Valley [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
Morobe Consolidated Goldfields Limited [Member] | #: 32
	R 0	[3],[4]	Royalties	PAPUA NEW GUINEA	Papua New Guinea Internal Revenue [Member]	Hidden Valley [Member]	Silver [Member]	Mining Operations [Member]	Open Pit

[1]	The disclosure has been done at a statutory entity level as this is the lowest level of disaggregation used for the payment of taxes and royalties.
[2]	The choices from the taxonomy are limited to three options, of which only one is a surface mine. As reclamation of tailings is not an available option, the open pit option was selected.
[3]	As all payments for commodities are made in aggregate, the amounts have been included under gold, being the primary commodity for the group.
[4]
When payments are made in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2023 to June 30, 2024 were 1R = 0.0815A$ and 1A$ = 2.4489Kina.